November 19, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  Transamerica Financial Life Insurance Company

            TFLIC Series Life Account

            TFLIC Freedom Elite Builder II (File No. 333-113442)

CIK No.: 0000933275

Dear Commissioners:

     On behalf of Transamerica Financial Life Insurance Company (“Transamerica”) and the TFLIC Series Life Account (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Statement of Additional Information for certain deferred variable life policies offered by Transamerica through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on November 10, 2008 via EDGAR.

     Sincerely,

     /s/ Gayle A. Morden
     Gayle A. Morden
     Compliance Manager – Life Products

cc: Arthur D. Woods, Esq.
     Mary Jane Wilson-Bilik, Esq.

     Priscilla Hechler